Acquisitions and Other - Summary of Fair Value of Net Identifiable Assets Recognized from Acquisition (Details) - CAD ($) $ in Millions	Oct. 03, 2023	Feb. 01, 2023	Dec. 31, 2022
Dialogue Health Technologies
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 355
Net assets	32
Net liabilities	(37)
Total identifiable net assets at fair value	350
Non-controlling interest	(78)
Total consideration	$ 272
Advisors Asset Management Inc.
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 519
Net assets		44
Deferred tax liability		(100)
Total identifiable net assets at fair value		463
Non-controlling interest		(213)
Total consideration		$ 250
DentaQuest
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 1,074
Net assets			255
Deferred tax liability			(189)
Total identifiable net assets at fair value			1,140
Goodwill arising on acquisition			2,127
Total consideration			$ 3,267